INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating loss carryforwards
Valuation allowance on net deferred tax assets	$ 745	$ 768	$ 813	$ 861
Releases of valuation allowances in various jurisdictions	(24)	(27)	(20)
Additional foreign tax credits claimed	31
Valuation allowance against incremental deferred tax asset	21
Non-US
Operating loss carryforwards
Net operating loss carryforwards	2,893
Operating loss carryforwards, subject to expiration	1,327
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	1,127
Non-US | Scheduled to expire in 2013
Operating loss carryforwards
Portion of operating loss carryforwards that are subject to expiration, subject to valuation allowance	17
Luxembourg
Operating loss carryforwards
Net operating loss carryforwards	860
Operating loss carryforwards, valuation allowance	222
Valuation allowance on net deferred tax assets	247
Releases of valuation allowances in various jurisdictions	12
Australia and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions			20
China
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	9
China, the U.S. and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	24
India, Indonesia and the U.S.
Operating loss carryforwards
Establish valuation allowances in various jurisdictions	23
United States
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions	2
France, Spain, Singapore, Australia and Luxembourg
Operating loss carryforwards
Releases of valuation allowances in various jurisdictions		$ 27